Accrued Expenses (Notes)	12 Months Ended
Dec. 31, 2013
Accrued Liabilities, Current [Abstract]
Accrued Expenses

(9)	Accrued Expenses
The components of accrued expenses for each of the reporting periods is shown in the table below (in millions):

	December 31,
	2013	2012
Other accrued expenses	$69.2	$65.3
Employee-related accruals	71.2	58.9
Accrued interest	16.0	22.6
Non-income taxes payable	20.2	20.9
Current portion of restructuring liabilities (Note 7)	21.6	15.6
Income taxes payable	8.1	10.3
Deferred income taxes (Note 11)	5.8	8.5
	$212.1	$202.1